Operating Leases - Weighted-Average Remaining Lease Terms And Discount Rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term (years)	5 years 8 months 12 days	6 years 4 months 24 days	6 years 6 months
Weighted-average discount rate	4.60%	4.40%	4.30%